Equity Investments (Narrative) (Details)	12 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2014 Phoenix FM Limited ("Phoenix FM") [Member] USD ($)	Mar. 31, 2014 Phoenix FM Limited ("Phoenix FM") [Member] CNY	Mar. 31, 2014 Phoenix FM Limited ("Phoenix FM") [Member] Ordinary Shares [Member]	Mar. 31, 2014 Phoenix FM Limited ("Phoenix FM") [Member] IDG-Accel China Growth Fund L.P. and IDG-Accel China Investors L.P. [Member] Convertible preferred shares [Member] USD ($)	Apr. 30, 2014 Fenghuang Jingcai [Member] USD ($)	Apr. 30, 2014 Fenghuang Jingcai [Member] CNY	Dec. 31, 2014 Fenghuang Jingcai [Member] USD ($)	Dec. 31, 2014 Fenghuang Jingcai [Member] CNY	Apr. 30, 2014 Fenghuang Jingcai [Member] Shikong Chuangyi (Beijing) Technology Culture Development Co. Ltd and an individual investor [Member] CNY	Dec. 31, 2014 Particle [Member] USD ($)	Dec. 31, 2014 Particle [Member] CNY	Dec. 31, 2014 Particle [Member] Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Particle [Member] Ordinary Shares [Member] CNY	Dec. 31, 2014 Beijing Fenghuang Tianbo Network Technology Co., Ltd [Member] USD ($)	Dec. 31, 2014 Beijing Fenghuang Tianbo Network Technology Co., Ltd [Member] CNY
Schedule of Equity Method Investments [Line Items]
Convertible preferred shares acquired								$ 3,000,000
Percentage of ordinary shares owned by the Company							100.00%
Gain on disposition of subsidiaries and acquisition of equity investments	4,780,000	29,660,000	0	0	2,900,000	18,000,000			900,000	5,500,000								1,000,000	6,200,000
Capital contribution injected by shareholders													8,200,000
Percentage of equity interest acquired													54.94%			9.08%	9.08%
Equity interests owned by the Company											45.06%	45.06%						50.00%	50.00%
Paid-in capital											700,000	4,510,000
Cash consideration																5,000,000	31,200,000
Value of Class A ordinary shares of the Company transferred to acquire equity interests																2,800,000	17,300,000
Percentage of equity interests owned by the Company on an as-if converted basis														18.42%	18.42%
Amortizable intangible assets														600,000	3,500,000
Goodwill														6,400,000	39,500,000
Deferred tax liabilities														100,000	900,000
Amount of equity method investments	$ 11,101,000	68,880,000	0															$ 2,300,000	14,300,000